Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Right-of-use assets
Right-of-use assets	31 Dec 2019
$000
At 1 January 2019	1,098
Additions	-
Depreciation	(256)
Finance lease receivable	(328)
Loss on disposal	(74)
Foreign exchange movements	(6)

433

Schedule of lease liabilities
Lease Liabilities	31 Dec 2019
$000
At 1 January 2019	1,098
Additions	-
Interest expense	30
Lease payments	(309)

820

Schedule of lease liabilities in the statement of financial position
	31 Dec 2019	1 Jan 2019
	$000	$000
Current	279	260
Non-current	541	839

	820	1,098

Schedule of future minimum lease liability payments

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
31 December 2019
Lease payments	301	274	295	-	870
Finance Charges	(22)	(13)	(15)	-	(51)
Net Present Values	279	261	280		820